Cost of Sales (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost Of Sales
Time charter, voyage and port terminal expenses	$ 55,110	$ 46,312	$ 42,536
Direct vessel expenses	60,475	48,748	48,725
Cost of products sold-liquid port terminal	13,345	16,129	9,077
Depreciation and amortization	34,957	32,533	34,217
Impairment losses	19,396	0	2,569
Total costs of sales	$ 183,283	$ 143,722	$ 137,124